INTERIM CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows used in operating activities
Net loss for the period	€ (26,357)	€ (30,420)
Elimination of other non-cash, non-operating income and expenses
Depreciation and amortization	746	801
Provisions	113	432
Expenses related to share-based payments	1,360	1,398
Cost of net debt	1,028	1,066
Impact of deferred income related to financial liabilities discounting effect	1,668	2,046
Other charges with no impact on cash	4	4
Cash flows from (used in) operations, before tax and changes in working capital	(21,437)	(24,673)
(Increase) / Decrease in trade receivables	(238)	62
(Increase) / Decrease in Research tax credit receivable	215	0
(Increase) / Decrease in other receivables	(671)	(7,504)
Increase (Decrease) in trade and other payables	2,750	2,053
Increase / (Decrease) in other current liabilities	1,861	(1,442)
Increase in deferred revenues and contract liabilities	0	16,434
Changes in operating working capital	3,918	9,602
Net cash flows from (used in) operating activities	(17,518)	(15,071)
Cash flows from (used in) investing activities
Acquisitions of intangible assets	0	(4)
Acquisitions of property, plant and equipment	(79)	(45)
(Increase) / Decrease in non-current financial assets	133	0
Net cash flows from (used in) investing activities	53	(50)
Cash flows from (used in) financing activities
Warrants subscription	0	43
Transaction costs	0	(349)
Increase in loans and conditional advances	0	0
Loans repayments	(2,583)	(250)
Payment of lease liabilities	(442)	(644)
Interest paid	(359)	(350)
Charges of lease debt interest	(122)	(152)
Net cash flows from (used in) financing activities	(3,506)	(1,703)
Effect of exchange rates changes on cash	71	8
Net increase (decrease) in cash and cash equivalents	(20,900)	(16,814)
Net cash and cash equivalents at beginning of period	83,921	119,151
Net cash and cash equivalents at end of period	€ 63,021	€ 102,336